Other Current Assets - Summary of Other Non Current Assets (Detail) - 12 months ended Dec. 31, 2017 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Non-current
Deferred expenditure(ii)	¥ 303	$ 48